UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 09/30/2005 Check here if Amendment [ ]; Amendment Number:
                             This Amendment (check only one.):
                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
Address:  645 Madison Avenue, New York, New York 10022

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
      --------------------
Title: Executive Vice President
       ------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
------------------------
New York, New York
October 25, 2005
Report Type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:         0
                                           -
Form 13F Information Table Entry Total:    58
                                           ---
Form 13F Information Table Value Total:   $767,041,000 (thousands)
                                           ------------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE


                                                  STRALEM & COMPANY, INC.
                                                      13F REPORT
                                                    AS OF 09/30/05

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS   (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN SHARED  (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V   OTHER   SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES            COMMON         2824100     18,388,000     433,685            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP                   COMMON        2209S103     27,525,000     373,418            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS               COMMON        25816109        206,000       4,100            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                    COMMON        23608102     24,954,000     466,526            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP            COMMON        26874107     27,183,000     438,715            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSH                  COMMON        35229103         26,000         600            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
APPLI ED BIOSYSTEMS            COMMON        38020103        279,000      12,000            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL           COMMON        71813109         13,000         332            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY             COMMON        84670207        410,000         150            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC              COMMON       101137107      7,967,000     340,915            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RESOURCES           COMMON       122014103     21,111,000     259,600            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CELERA GENOMICS                COMMON        38020202         73,000       6,000            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO                  COMMON       166751107     33,128,000     511,791            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE              COMMON       194162103         21,000         400            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES              COMMON       205363104     20,606,000     435,550            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CON EDISON                     COMMON       209115104     27,271,000     561,716            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILIPPS                 COMMON       20825C104         32,000         456            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY                   COMMON       25179M103     34,857,000     507,825            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
DUPONT                         COMMON       263534109          8,000         200            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
EASTMANN CHEMICAL              COMMON       277432100     24,465,000     520,875            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC               COMMON       291011104     28,115,000     391,575            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                     COMMON       313586109        179,000       4,000            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN              COMMON       313400301     25,314,000     448,347            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA                     COMMON       319963104        510,000      12,750            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
FORD                           COMMON       345370860          2,000         200            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                   COMMON       369604103        195,000       5,800            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD                COMMON       428236103         92,000       3,162            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                     COMMON       437076102     26,545,000     695,987            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL                      COMMON       438516106              -       3,000            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
IBM                            COMMON       459200101         64,000         800            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WORKS            COMMON       452308109         37,000         450            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND                 COMMON       2831167US     25,303,000     661,850            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL                          COMMON       458140100     19,725,000     800,210            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON              COMMON       478160104     19,361,000     305,950            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                   COMMON       49337W100     22,899,000     622,593            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK                 COMMON       494368103        101,000       1,700            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
L3 COMMUNICATIONS              COMMON       502424104     26,670,000     337,300            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                     COMMON       540424108     30,616,000     331,310            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
LOWES                          COMMON       548661107     29,357,000     455,850            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS                      COMMON       580135101     29,324,000     875,600            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                     COMMON       585055106      9,800,000     182,761            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                      COMMON       594918104     19,776,000     768,605            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------



                                               STRALEM & COMPANY, INC.
                                                      13F REPORT
                                                    AS OF 09/30/05

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS   (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN SHARED  (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V   OTHER   SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM           COMMON       674599105     16,188,000     189,492            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
PEPSICO                        COMMON       713448108        431,000       7,600            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                     COMMON       717081103     18,174,000     727,814            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE               COMMON       742718109        595,000      10,000            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY                COMMON       743263105     25,472,000     569,196            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH                    COMMON       780257804        144,000       2,300            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS             COMMON       78387G103        189,000       7,896            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                    COMMON       842587107     26,002,000     727,115            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
SUNOCO                         COMMON       86764P109     36,711,000     469,450            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS              COMMON       882508104        170,000       5,000            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
UNITED HEALTH GROUP            COMMON       91324P102     29,441,000     523,870            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
VODAPHONE                      COMMON       92857W100         13,000         500            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART                       COMMON       931142103        473,000      10,800            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO                    COMMON       949746101        510,000       8,700            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                      COMMON       963320106     29,965,000     395,467            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
XEROX                          COMMON       263534109         55,000       4,000            X      0        0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
                                                         767,041,000  15,443,854